Employees and Employee-Related Costs - Employee Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of expenses by nature [line items]
Wages and salaries	$ 4,016	$ 2,819	$ 1,733
Share-based compensation expenses	3,408	2,362	2,069
Defined contribution plans	206	96	70
Other social security expenses	17	12	10
Other staff expenses	196	176	133
Total employee costs	7,843	5,465	4,015
Non-management employee benefit expense	4,620	3,258	1,712
Research and development
Disclosure of expenses by nature [line items]
Share-based compensation expenses	1,496	1,021	896
Total employee costs	4,833	3,607	2,652
Non-management employee benefit expense	4,009	2,590	1,686
General and administrative
Disclosure of expenses by nature [line items]
Share-based compensation expenses	1,912	1,341	1,173
Total employee costs	3,010	1,858	1,363
Non-management employee benefit expense	$ 611	$ 668	$ 26